Condensed Consolidated Statements of Financial Position (Parenthetical) - $ / shares	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	3,544,242	3,544,242	3,544,242
Common stock, shares outstanding	3,544,242	3,544,242	3,544,242